Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	€ 1,071,288	€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,565,032	3,367,111
Accounts receivable from related parties	27,024	40,936
Inventories	2,078,661	2,067,922
Other current assets	632,537	671,835
Other current financial assets	414,879	433,740
Assets held for sale	168,252	161,013
Total current assets	7,957,673	7,922,744
Property, plant and equipment	3,506,220	3,646,126
Right-of-use assets	3,474,514	3,612,456
Intangible assets	1,325,907	1,370,080
Goodwill	14,644,789	15,170,652
Deferred taxes	223,964	229,509
Investment in equity method investees	666,752	620,831
Other non-current assets	250,423	198,325
Other non-current financial assets	684,792	795,856
Total non-current assets	24,777,361	25,643,835
Total assets	32,735,034	33,566,579
Liabilities
Accounts payable to unrelated parties	769,374	904,278
Accounts payable to related parties	126,479	80,044
Current provisions and other current liabilities	1,380,170	1,499,934
Other current financial liabilities	1,671,562	1,787,373
Short-term debt from unrelated parties	94,777	2,099
Current portion of long-term debt	590,563	575,283
Current portion of lease liabilities from unrelated parties	602,699	615,983
Current portion of lease liabilities from related parties	25,355	24,901
Income tax liabilities	155,970	142,654
Liabilities directly associated with assets held for sale	29,916	27,511
Total current liabilities	5,446,865	5,660,060
Long-term debt, less current portion	6,149,454	6,260,825
Lease liabilities from unrelated parties, less current portion	3,275,286	3,411,855
Lease liabilities from related parties, less current portion	82,494	87,962
Non-current provisions and other non-current liabilities	379,342	374,163
Other non-current financial liabilities	504,374	538,685
Pension liabilities	645,250	678,673
Income tax liabilities	79,660	76,953
Deferred taxes	667,670	708,890
Total non-current liabilities	11,783,530	12,138,006
Total liabilities	17,230,395	17,798,066
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 353,413,449 shares authorized, 293,413,449 issued and outstanding as of March 31, 2025 (December 31, 2024: 362,370,124 shares authorized, 293,413,449 shares issued and outstanding)	293,413	293,413
Additional paid-in capital	3,346,772	3,345,408
Retained earnings	11,473,412	11,266,287
Accumulated other comprehensive income (loss)	(741,330)	(328,545)
Total FME AG shareholders' equity	14,372,267	14,576,563
Noncontrolling interests	1,132,372	1,191,950
Total equity	15,504,639	15,768,513
Total liabilities and equity	€ 32,735,034	€ 33,566,579